CALIFORNIA UTILITIES' REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Matters (Tables) [Abstract]
Schedule Of Utility Incentive Awards
UTILITY INCENTIVE AWARDS RECORDED IN EARNINGS 2011-2013(1)
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011
Sempra Energy Consolidated
Energy efficiency	$7	$6	$16
Unbundled natural gas storage and hub services	1	3	4
Natural gas procurement	5	6	6
Operational incentives	―	5	3
Total awards	$13	$20	$29
SDG&E
Energy efficiency	$4	$3	$14
Operational incentives	―	2	1
Total awards	$4	$5	$15
SoCalGas
Energy efficiency	$3	$3	$2
Unbundled natural gas storage and hub services	1	3	4
Natural gas procurement	5	6	6
Operational incentives	―	3	2
Total awards	$9	$15	$14
(1)	Awards are included in earnings upon CPUC approval of the award.

Schedule of Cost of Capital Decision
COST OF CAPITAL FINAL DECISION SUMMARY

SDG&E				SoCalGas
Authorized Weighting	Authorized Rate of Recovery	Weighted Authorized ROR		Authorized Weighting	Authorized Rate of Recovery	Weighted Authorized ROR
45.25%	5.00%	2.26%	Long-Term Debt	45.60%	5.77%	2.63%
2.75%	6.22%	0.17%	Preferred Stock	2.40%	6.00%	0.14%
52.00%	10.30%	5.36%	Common Equity	52.00%	10.10%	5.25%
100.00%		7.79%		100.00%		8.02%